Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2019
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	tandx
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2019
Prospectus Date	rr_ProspectusDate	Mar. 15, 2019
Castle Tandem Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Castle Tandem Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees	rr_RedemptionFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.18%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, the Fund does not have a portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. In addition, the example for the one year period reflects the impact the fee waiver has on Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 120
Three Years	rr_ExpenseExampleYear03	$ 460
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Castle Tandem Fund seeks to achieve long-term capital appreciation by investing in a focused portfolio of securities. Under normal market conditions, the Fund invests primarily in common stocks of large-capitalization companies. The Fund generally considers a company to be a large-capitalization company if, at the time of purchase, its market capitalization is $15 billion or more. Although the Fund invests primarily in large-capitalization companies it may also invest in small and medium capitalization companies. The Fund may invest in foreign securities, including sponsored American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. Also, from time to time, the Fund may invest a significant portion of its assets in a particular sector. This could result in the Fund being overweight certain sectors at various times.

Tandem Investment Advisors, Inc. (the “Sub-Adviser”) searches for companies it believes are capable of having consistent growth in earnings, revenues and cash flow through any economic environment; have consistent dividend growth as a result of earnings, revenue and cash flow growth; have a dominant or competitive advantage; and have consistency in and depth of management.

The Sub-Adviser employs a disciplined system built on a proprietary investment process. The proprietary investment selection process starts by applying quantitative analysis across a universe of approximately 2,600 stocks, resulting in each stock that meets the Sub-Adviser’s basic investment criteria being classified as either a buy, accumulate, hold or sell. The Sub-Adviser’s investment team then reviews the fundamentals of the stocks identified by its quantitative analysis prior to any buy or sell decisions being executed. The Sub-Adviser believes this semi-quantitative investment process differentiates the Fund from other funds that employ strictly quantitative analysis. The Sub-Adviser then uses technical analysis (i.e. monitors the price action of a potential investment) to determine the price to buy or sell specific securities.

The Sub-Adviser may sell or reduce the Fund's position in a security (1) when the fundamentals no longer meet the Sub-Adviser’s requirements, (2) when the Sub-Adviser’s quantitative model ranks the security as overvalued, (3) when the security experiences significant relative price appreciation, or (4) when the security experiences significant relative underperformance versus the performance of the S&P 500 Index.

The Fund will hold the uninvested portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, investment grade short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. The amount of cash the Fund will hold or the duration for which it will be held is at the discretion of the Sub-Adviser.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Capitalization Risk. The Fund’s focus on large-capitalization companies subjects the Fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large-capitalization companies. Small and medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign Risk. The Fund may invest in foreign securities, including ADRs. The Fund’s investments in sponsored ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.

Management Risks. The Sub-Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-877-743-7820.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-743-7820
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.castleim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

[1]	Based on estimated amounts for the current fiscal period.
[2]	Under the Services Agreement the Adviser receives an additional fee of 0.58% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective March 15, 2019 the Adviser has contractually agreed to waive Services Agreement fees by 0.40% of its average daily net assets through October 31, 2020. The Services Agreement fee waiver will automatically terminate on October 31, 2020 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2020. The waiver may be terminated by the Board of Trustees.